Convertible Debt (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Oct. 31, 2023 CAD ($) $ / shares
Convertible Debt
Change in fair value of convertible debt derivative liability			$ 3,285	$ 400
Interest paid			8,773	1,987
Convertible loan
Convertible Debt
Notional amount	$ 16,000				$ 22.2
Term (in years)	5 years
Base interest rate (in percent)	8.00%				8.00%
Conversion price | $ / shares					$ 4.2
Change in fair value of convertible debt derivative liability		$ 3,200
Non-recurring prepayment fees			2,400
Balance - beginning			12,334	12,568
Accrued Interest			417	1,301
Interest paid			417	1,301
Accrued PIK interest			79	246
Accretion of discount			204	564
Foreign exchange gain (loss)			518	(1,044)
Accelerated accretion of discount due to revised repayment date		$ 3,300	3,255
Repayment			16,390
Balance - ending				12,334
Balance - beginning			3,285	3,685
Change in FVTPL			(112)	(400)
Derecognition on repayment			(3,173)
Balance - ending				3,285
Amount settled			$ 200	$ 500
Number of shares issued | shares			55,615	176,370
Convertible loan | Minimum
Convertible Debt
Percentage of base interest rate can be converted to shares	25.00%				25.00%
Convertible loan | Maximum
Convertible Debt
Percentage of base interest rate can be converted to shares	50.00%				50.00%
Convertible loan | Upon public listing
Convertible Debt
Paid-in-kind rate (in percent)	1.50%				1.50%
Convertible loan | Upon public listing | Minimum
Convertible Debt
Paid-in-kind rate (in percent)	1.00%				1.00%